26. Stock options (Tables)	12 Months Ended
Dec. 31, 2017
Stock Options Tables
Schedule of Variations in quantity of options

The variations in the quantity of options are presented below:

Date of grant	Stock Options Granted	Maturity date	Exercise price	Balance at the beginning of the year	Granted in the year	Exercised in the year	Forfeited in the year	Falling due in the year	Balance at the end of the year
2017
2014-2016 Plan – 3rd grant	3,922,204	Sep/22	R$8.10	3,922,204	-	(788,374)	(323,752)	-	2,810,078
2014-2016 Plan – 2nd grant	3,355,229	Oct/21	R$8.45	2,575,085	-	(760,358)	(713,561)	-	1,101,166
2014-2016 Plan – 1st grant	1,687,686	Sep/20	R$13.42	1,064,659	-	-	(405,939)	-	658,720
2011-2013 Plan – 3rd grant	3,072,418	Jul/19	R$8.13	1,091,464	-	-	(246,550)	-	844,914
2011-2013 Plan – 2nd grant	2,661,752	Sep/18	R$8.96	502,289	-	-	(246,733)	-	255,556
2011-2013 Plan – 1st grant	2,833,595	Aug/17	R$8.84	-	-	-	-	-	-
Total	17,532,884			9,155,701	-	(1,548,732)	(1,936,535)	-	5,670,434
Average weighted price for the year			R$8.72

(*) No options were exercised in 2017 for the “2011-2013 plan”, since minimum performance conditions have not been met. With regard to the 2nd grant for the 2014-2016 plan, during the first semester of 2017, 197,132 options were exercised at the price of R$8.73 (R$8.45 adjusted according to the performance goal at 3.33%). During the months of Oct-Dec, 109,470 options of the 2nd 2014-2016 grant were exercised at the prices of R$8.73  and R$8,16, with respect to the 1st and 2nd vestings, respectively. Also, in the same period, 1,242,130 options of the 1st vesting of the 2016 grant were exercised at the price of R$7.69 (adjusted for the performance goal at -5%).

Date of grant	Stock Options Granted	Maturity date	Exercise price	Balance at the beginning of the year	Granted in the year	Exercised in the year	Forfeited in the year	Falling due in the year	Balance at the end of the year
2016
2014-2016 Plan -	3,922,204	set/22	R$8.10	-	3,922,204	-	-	-	3,922,204
3rd grant
2014-2016 Plan	3,355,229	out/21	R$8.45	3,355,229	-	-	(780,144)	-	2,575,085
2nd grant
2014-2016 Plan -	1,687,686	set/20	R$13.42	1,305,562	-	-	(240,903)	-	1,064,659
1st grant
2011-2013 Plan –	3,072,418	jul/19	R$8.13	1,531,984	-	-	(440,520)	-	1,091,464
3rd grant
2011-2013 Plan –	2,661,752	set/18	R$8.96	513,904	-	-	(11,615)	-	502,289
2nd grant
2011-2013 Plan –	2,833,595	ago/17	R$8.84	-	-	-	-	-	-
1st grant
Total	17,532,884			6,706,679	3,922,204		(1,473,182)		9,155,701
Average weighted price for the year			R$8,87

Schedule of Significant data included in model
Date of grant	Weighted average price of shares on the date of grant	Volatility	Expected useful life of the option	Annual interest rate without risk
2011 Grant	R$8.31	51.73% p.a	6 years	11.94% p.a
2012 Grant	R$8.96	50.46% p.a	6 years	8.89% p.a
2013 Grant	R$8.13	48.45% p.a	6 years	10.66% p.a
2014 Grant	R$13.42	44.60% p.a	6 years	10.66% p.a
2015 Grant	R$8.45	35.50% p.a	6 years	16.10% p.a
2016 Grant	R$8.10	36.70% p.a	6 years	11.73% p.a